Average Annual Total Returns - Fulcrum Diversified Absolute Return Fund		12 Months Ended	60 Months Ended	113 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.28%	2.48%	1.88%
Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.39%	0.48%	2.07%
Fulcrum Diversified Absolute Return Fund Super Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.19%	4.81%	3.03%
Fulcrum Diversified Absolute Return Fund Super Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	3.01%	1.57%
Fulcrum Diversified Absolute Return Fund Super Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.33%	2.97%	1.70%
Fulcrum Diversified Absolute Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	4.71%	2.97%

[1]	The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Investors cannot invest directly in an index or benchmark.
[2]	Bloomberg Global Aggregate USD Hedged Index tracks bonds issued in emerging and developed markets worldwide. The index includes all maturities. Investors cannot invest directly in an index or benchmark.